Annual Total Returns[BarChart] - SA Putnam Asset Allocation Diversified Growth Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.24%)	15.85%	24.45%	9.30%	(0.11%)	7.38%	19.76%	(8.54%)	20.11%	14.06%